Document and Entity Information	9 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	TDW
Entity Registrant Name	TIDEWATER INC
Entity Central Index Key	0000098222
Entity Filer Category	Smaller Reporting Company